ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 5,538	$ 6,737
Administrative expenses	757	281
Interest expense	6,273	7,729
Provision for taxes	7,520	11,783
Accrued expenses	$ 20,088	$ 26,530